Form N-1A Cover	Oct. 07, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Wedbush Series Trust
Entity Central Index Key	0002055464
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 07, 2025
Prospectus Date	Jun. 02, 2025